Business Combination and Acquisitions - Schedule of Preliminary Allocation of Purchase Price to Predecessor's Tangible and Intangible Assets Acquired and Liabilities Assumed Based on Fair Value (Parenthetical) (Details) - USD ($)
$ in Millions
		3 Months Ended	12 Months Ended
	Feb. 04, 2021	May 31, 2021	Feb. 28, 2021
Business Acquisition [Line Items]
Reduction in deferred revenues	$ 60.7	$ (31.5)	$ (54.0)
E2open Holdings LLC
Business Acquisition [Line Items]
Noncontrolling interest percentage	16.00%	16.00%	16.00%